Loss Per Share Attributable To Ordinary Equity Holders of The Parent (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Weighted average common shares outstanding, basic	43,342,068	25,440,000	25,440,000
Dilutive shares		64,300,522	62,967,406
Convertible Instruments [Member]
Earnings per share [line items]
Dilutive shares		57,543,414	57,543,414
Share Options [Member]
Earnings per share [line items]
Dilutive shares	3,869,554	6,757,108	5,423,992